Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Revenues	$ 671,835	$ 723,605	$ 685,167
Costs and expenses	690,142	720,220	676,808
Operating Income (loss)	(18,307)	3,385	8,359
Interest income	2,013	2,429	2,225
Changes in fair value of financial assets at fair value through profit or loss	3,746	2,036	23,226
Foreign currency exchange losses, net	(546)	(369)	(1,659)
Finance costs	(2,325)	(1,232)	(878)
Profit (loss) before income taxes	(15,768)	7,020	30,092
Income tax expense	416	994	4,554
Profit (loss) for the year	(16,184)	6,026	25,538
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Revenues	0	0	0
Costs and expenses	1,206	273	236
Operating Income (loss)	(1,206)	(273)	(236)
Interest income	162	200	170
Changes in fair value of financial assets at fair value through profit or loss	3,755	2,094	0
Foreign currency exchange losses, net	(69)	(257)	0
Finance costs	(4,165)	(3,491)	(2,322)
Share of profits (loss) of subsidiaries and affiliates	(12,091)	10,296	30,068
Profit (loss) before income taxes	(13,614)	8,569	27,680
Income tax expense	0	0	0
Profit (loss) for the year	$ (13,614)	$ 8,569	$ 27,680